Shareholders' Equity (Details) - Schedule of Outstanding Warrants to Shareholders - Warrant [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding and exercisable warrants | shares	1,553,933
Weighted average exercise price of outstanding warrants | $ / shares	$ 2.8
Weighted average Remaining contractual life (years)	2 years 4 months 6 days